SCHEDULE OF OTHER NON-CURRENT ASSETS (Details) - USD ($)		1 Months Ended		12 Months Ended
		Aug. 31, 2024	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Other non-current assets				$ 35,941,961	$ 18,889
Cash payments		$ 6,595,180	$ 6,595,180	6,595,180
Deposit for investment in fbpal [member]
IfrsStatementLineItems [Line Items]
Other non-current assets	[1]			29,327,892
Amounts due from fbpal [member]
IfrsStatementLineItems [Line Items]
Other non-current assets	[1]			6,595,180
Liquor license [member]
IfrsStatementLineItems [Line Items]
Other non-current assets				$ 18,889	$ 18,889

[1]	On March 14, 2024, the Company issued 73,873,784 ordinary shares (“Consideration Shares”) at a market price of $0.3970 to LZG International Inc (“LZGI”) for the acquisition of FB Prime Source Acquisition LLC (“FBPAL”) and its assets, subject to the Asset Purchase Agreement dated on January 24, 2024. Subsequent to the share issuance, the Company has made cash payments in total of US$6,595,180 to FBPAL between March and August, 2024, as post-closing funding commitment as per agreement. As of December 31, 2024, the acquisition has been rescinded and such shares will not be converted into investment in a subsidiary through obtaining control of FBPAL. Currently, the Company is under the arbitration process to request the return of 73,873,784 ordinary shares issued and US$6,595,180 cash paid. (Refer to “NOTE 24 EQUITY — Shares Issued Related to Unconsummated Acquisition” for more details)